(6) Certain Relationships and Related Transactions: Future Maturities for Related-Party Debt (Details) (Scenario, Previously Reported, USD $)	Jun. 30, 2013
Scenario, Previously Reported
Future Maturities for Related-Party Debt 2013	$ 12,793,303
Future Maturities for Related-Party Debt 2014	1,730,712
Future Maturities for Related-Party Debt Total	$ 14,524,015